Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 820	$ 1,000
Assets:
Available-for-sale, at fair value	308,364	267,358
Mortgages held for sale	22,042	13,539
Loans	758	5,316
Mortgage servicing rights	12,959	12,415
Fair value asset derivatives	85,129	84,580
Net amounts in consolidated balance sheet, asset	14,498	17,656
Other assets	3,275	3,065
Investments at NAV	48	642
Liabilities:
Total derivative liabilities	(87,188)	(79,924)
Net amounts in consolidated balance sheet, liability	(14,492)	(13,920)
Interest rate contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset	5,388	6,113
Liabilities:
Net amounts in consolidated balance sheet, liability	(6,253)	(4,718)
Commodity contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset	2,350	3,661
Liabilities:
Net amounts in consolidated balance sheet, liability	(2,149)	(4,467)
Equity contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset	2,340	4,974
Liabilities:
Net amounts in consolidated balance sheet, liability	(3,679)	(2,567)
Foreign exchange contract [Member]
Assets:
Net amounts in consolidated balance sheet, asset	4,231	2,806
Liabilities:
Net amounts in consolidated balance sheet, liability	(2,170)	(1,965)
Other contract [Member]
Liabilities:
Net amounts in consolidated balance sheet, liability	(47)	(58)
Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	73,032	63,890
Trading Securities And Trading Assets	74,397	64,815
Available-for-sale, at fair value	308,364	267,358
Mortgages held for sale	22,042	13,539
Loans	758	5,316
Mortgage servicing rights	12,959	12,415
Fair value asset derivatives, netting	(70,631)	(66,924)
Net amounts in consolidated balance sheet, asset	14,498	17,656
Other assets	3,275	3,065
Investments at NAV	0	23
Liabilities:
Fair value liability derivatives, netting	72,696	66,004
Net amounts in consolidated balance sheet, liability	(14,492)	(13,920)
Total short sale liabilities	(16,379)	(15,670)
Other liabilities	(4)	(30)
Total liabilities recorded at fair value	(30,875)	(29,620)
Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	65,268	62,725
Liabilities:
Total derivative liabilities	(65,209)	(57,977)
Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	3,057	4,659
Liabilities:
Total derivative liabilities	(2,551)	(5,519)
Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	5,358	7,599
Liabilities:
Total derivative liabilities	(6,112)	(4,808)
Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	10,894	8,947
Liabilities:
Total derivative liabilities	(12,742)	(10,933)
Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	552	650
Liabilities:
Total derivative liabilities	(527)	(629)
Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	(47)	(58)
Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	307,153	265,721
Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	17,660	16,826
Available-for-sale, at fair value	25,819	36,250
Liabilities:
Total short sale liabilities	(10,423)	(9,695)
U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	2,913	1,675
Available-for-sale, at fair value	51,101	49,990
Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	810	689
Available-for-sale, at fair value	35,020	30,967
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	9,515	7,965
Available-for-sale, at fair value	11,457	15,411
Liabilities:
Total short sale liabilities	(4,063)	(4,209)
Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	20,254	20,619
Available-for-sale, at fair value	177,548	127,192
Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	161,230	104,546
Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	7,816	8,558
Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	8,502	14,088
Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	1,128	1,005
Available-for-sale, at fair value	6,207	5,901
Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	9	15
Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	327	414
Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	5,871	5,472
Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	1,365	925
Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1	10
Other short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(98)	(70)
Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	20,752	15,111
Available-for-sale, at fair value	1,211	1,637
Liabilities:
Total short sale liabilities	(1,795)	(1,696)
Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	469	918
Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	742	719
Excluding NAV Investments [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total assets recorded at fair value	436,293	384,164
Including NAV Investments [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total assets recorded at fair value	436,293	384,187
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	35,412	28,367
Trading Securities And Trading Assets	35,412	28,367
Available-for-sale, at fair value	23,781	34,075
Mortgages held for sale	0	0
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	1,380	3,790
Other assets	0	0
Total assets recorded at fair value	60,573	66,232
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(1,073)	(782)
Total short sale liabilities	(11,517)	(10,313)
Other liabilities	0	0
Total liabilities recorded at fair value	(12,590)	(11,095)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	44	16
Liabilities:
Total derivative liabilities	(45)	(41)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	1,314	3,726
Liabilities:
Total derivative liabilities	(919)	(704)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	22	48
Liabilities:
Total derivative liabilities	(109)	(37)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	0	0
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	22,928	32,922
Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	14,950	13,357
Available-for-sale, at fair value	22,870	32,868
Liabilities:
Total short sale liabilities	(9,722)	(8,621)
Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	58	54
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	0	0
Fair Value, Inputs, Level 1 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Other short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 1 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	20,462	15,010
Available-for-sale, at fair value	853	1,153
Liabilities:
Total short sale liabilities	(1,795)	(1,692)
Fair Value, Inputs, Level 1 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	112	434
Fair Value, Inputs, Level 1 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	741	719
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	37,274	35,116
Trading Securities And Trading Assets	38,611	36,007
Available-for-sale, at fair value	281,078	229,557
Mortgages held for sale	21,057	12,457
Loans	0	0
Mortgage servicing rights	0	0
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	82,126	79,194
Other assets	16	0
Total assets recorded at fair value	422,888	357,215
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(84,411)	(77,674)
Total short sale liabilities	(4,862)	(5,357)
Other liabilities	0	0
Total liabilities recorded at fair value	(89,273)	(83,031)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	64,986	62,390
Liabilities:
Total derivative liabilities	(65,047)	(57,905)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	3,020	4,623
Liabilities:
Total derivative liabilities	(2,537)	(5,495)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	2,997	2,907
Liabilities:
Total derivative liabilities	(3,879)	(3,027)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	10,843	8,899
Liabilities:
Total derivative liabilities	(12,616)	(10,896)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	280	375
Liabilities:
Total derivative liabilities	(332)	(351)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	280,720	229,073
Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	2,710	3,469
Available-for-sale, at fair value	2,949	3,382
Liabilities:
Total short sale liabilities	(701)	(1,074)
Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	2,910	1,667
Available-for-sale, at fair value	49,961	48,490
Fair Value, Inputs, Level 2 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	501	346
Available-for-sale, at fair value	34,141	30,402
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	9,481	7,909
Available-for-sale, at fair value	10,967	14,952
Liabilities:
Total short sale liabilities	(4,063)	(4,209)
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	20,254	20,619
Available-for-sale, at fair value	177,456	127,118
Fair Value, Inputs, Level 2 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	161,230	104,546
Fair Value, Inputs, Level 2 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	7,815	8,557
Fair Value, Inputs, Level 2 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	8,411	14,015
Fair Value, Inputs, Level 2 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	1,128	1,005
Available-for-sale, at fair value	5,245	4,719
Fair Value, Inputs, Level 2 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	9	15
Fair Value, Inputs, Level 2 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	327	414
Fair Value, Inputs, Level 2 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	4,909	4,290
Fair Value, Inputs, Level 2 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	1,337	891
Fair Value, Inputs, Level 2 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1	10
Fair Value, Inputs, Level 2 [Member] | Other short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(98)	(70)
Fair Value, Inputs, Level 2 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	290	101
Available-for-sale, at fair value	358	484
Liabilities:
Total short sale liabilities	0	(4)
Fair Value, Inputs, Level 2 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	357	484
Fair Value, Inputs, Level 2 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	346	407
Trading Securities And Trading Assets	374	441
Available-for-sale, at fair value	3,505	3,726
Mortgages held for sale	985	1,082
Loans	758	5,316
Mortgage servicing rights	12,959	12,415
Fair value asset derivatives, netting	0	0
Net amounts in consolidated balance sheet, asset	1,623	1,596
Other assets	3,259	3,065
Total assets recorded at fair value	23,463	27,641
Liabilities:
Fair value liability derivatives, netting	0	0
Net amounts in consolidated balance sheet, liability	(1,704)	(1,468)
Total short sale liabilities	0	0
Other liabilities	(4)	(30)
Total liabilities recorded at fair value	(1,708)	(1,498)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest rate contract [Member]
Assets:
Fair value asset derivatives	238	319
Liabilities:
Total derivative liabilities	(117)	(31)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity contract [Member]
Assets:
Fair value asset derivatives	37	36
Liabilities:
Total derivative liabilities	(14)	(24)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity contract [Member]
Assets:
Fair value asset derivatives	1,047	966
Liabilities:
Total derivative liabilities	(1,314)	(1,077)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign exchange contract [Member]
Assets:
Fair value asset derivatives	29	0
Liabilities:
Total derivative liabilities	(17)	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Credit contract [Member]
Assets:
Fair value asset derivatives	272	275
Liabilities:
Total derivative liabilities	(195)	(278)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other contract [Member]
Liabilities:
Total derivative liabilities	(47)	(58)
Fair Value, Inputs, Level 3 [Member] | Debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	3,505	3,726
Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	3	8
Available-for-sale, at fair value	1,140	1,500
Fair Value, Inputs, Level 3 [Member] | Collateralized loan and other debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	309	343
Available-for-sale, at fair value	879	565
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	34	56
Available-for-sale, at fair value	432	405
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	92	74
Fair Value, Inputs, Level 3 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	1	1
Fair Value, Inputs, Level 3 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	91	73
Fair Value, Inputs, Level 3 [Member] | Asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	962	1,182
Fair Value, Inputs, Level 3 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Home equity loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	962	1,182
Fair Value, Inputs, Level 3 [Member] | Other trading asset [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Other trading assets	28	34
Fair Value, Inputs, Level 3 [Member] | Other debt securities | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Trading securities	0	0
Available-for-sale, at fair value	0	0
Liabilities:
Total short sale liabilities	0	0
Fair Value, Inputs, Level 3 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Other marketable equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Available-for-sale, at fair value	0	0
Collateralized Debt Obligations [Member]
Assets:
Available-for-sale, at fair value	$ 847	$ 257